INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	49,053	(23,079)	(1,434)

Shares (denominator):
Common stock outstanding	23,292,412	23,382,812	23,382,812
Weighted average common stock outstanding used in computing basic income per share	23,189,464	23,351,615	23,382,812

Add: Share options	147,801	-	-
Weighted average common stock outstanding used in computing diluted income per share	23,337,265	23,351,615	23,382,812

Net income (loss) per share-basic	2.12	(1.00)	(0.06)

Net income (loss) per share-diluted	2.10	(1.00)	(0.06)